Accrued Expenses and Other Long-term Liabilities - Asset Retirement Obligation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Asset Retirement Obligation Disclosure [Abstract]
Balance as of beginning of year	$ 76	$ 72	$ 70
Additions to accrual	2	2	1
Accretion expense	4	4	4
Settlements	(4)	(2)	(3)
Foreign currency translation	1	0	0
Balance as of end of year	$ 79	$ 76	$ 72